Basis of Presentation - Summary of Effects of Adjustment on Comparative Periods in Consolidated Balance Sheet (Details) - CAD ($) $ in Thousands	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023
Statement Of Balance Sheet [line items]
Deferred income tax liability	$ 238		$ 4,067
Total liabilities	20,410		24,310
Accumulated deficit	(126,633)		(98,560)
Accumulated other comprehensive loss	2,624		2,078
Total shareholders' equity	$ 25,124	$ 32,676	35,678	$ 51,129	$ 53,097	$ 58,511
Previously Reported
Statement Of Balance Sheet [line items]
Deferred income tax liability			5,825
Total liabilities			26,067
Accumulated deficit			(100,265)
Accumulated other comprehensive loss			2,025
Total shareholders' equity			33,921
Adjustments
Statement Of Balance Sheet [line items]
Deferred income tax liability			(1,758)
Total liabilities			(1,757)
Accumulated deficit			1,705
Accumulated other comprehensive loss			53
Total shareholders' equity			$ 1,757